Offerings	Aug. 01, 2024
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.33 per share
Fee Rate	0.01476%
Offering Note	(a) The securities covered by this registration statement may be sold or otherwise distributed separately, together or as units with other securities covered by this registration statement. (b) In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant hereby defers payment of the registration fee required in connection with this registration statement. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go" registration fees in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (c) An unspecified aggregate initial public offering price or number of the securities of each identified class is being registered as may from time to time be offered at unspecified prices by the registrant or by one or more selling security holders. Separate consideration may or may not be received for securities that are issuable upon conversion or exchange of other securities or that are issued in units with other securities registered hereunder. In addition, pursuant to Rule 416(a) under the Securities Act, this registration statement covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or other similar transaction.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $10.00 per share
Fee Rate	0.01476%
Offering Note	(a) The securities covered by this registration statement may be sold or otherwise distributed separately, together or as units with other securities covered by this registration statement. (b) In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant hereby defers payment of the registration fee required in connection with this registration statement. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go" registration fees in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (c) An unspecified aggregate initial public offering price or number of the securities of each identified class is being registered as may from time to time be offered at unspecified prices by the registrant or by one or more selling security holders. Separate consideration may or may not be received for securities that are issuable upon conversion or exchange of other securities or that are issued in units with other securities registered hereunder. In addition, pursuant to Rule 416(a) under the Securities Act, this registration statement covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or other similar transaction.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01476%
Offering Note	(a) The securities covered by this registration statement may be sold or otherwise distributed separately, together or as units with other securities covered by this registration statement. (b) In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant hereby defers payment of the registration fee required in connection with this registration statement. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go" registration fees in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (c) An unspecified aggregate initial public offering price or number of the securities of each identified class is being registered as may from time to time be offered at unspecified prices by the registrant or by one or more selling security holders. Separate consideration may or may not be received for securities that are issuable upon conversion or exchange of other securities or that are issued in units with other securities registered hereunder. In addition, pursuant to Rule 416(a) under the Securities Act, this registration statement covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or other similar transaction.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01476%
Offering Note	(a) The securities covered by this registration statement may be sold or otherwise distributed separately, together or as units with other securities covered by this registration statement. (b) In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant hereby defers payment of the registration fee required in connection with this registration statement. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go" registration fees in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (c) An unspecified aggregate initial public offering price or number of the securities of each identified class is being registered as may from time to time be offered at unspecified prices by the registrant or by one or more selling security holders. Separate consideration may or may not be received for securities that are issuable upon conversion or exchange of other securities or that are issued in units with other securities registered hereunder. In addition, pursuant to Rule 416(a) under the Securities Act, this registration statement covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or other similar transaction. (d) This registration statement covers senior and subordinated debt securities.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01476%
Offering Note	(a) The securities covered by this registration statement may be sold or otherwise distributed separately, together or as units with other securities covered by this registration statement. (b) In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant hereby defers payment of the registration fee required in connection with this registration statement. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go" registration fees in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (c) An unspecified aggregate initial public offering price or number of the securities of each identified class is being registered as may from time to time be offered at unspecified prices by the registrant or by one or more selling security holders. Separate consideration may or may not be received for securities that are issuable upon conversion or exchange of other securities or that are issued in units with other securities registered hereunder. In addition, pursuant to Rule 416(a) under the Securities Act, this registration statement covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or other similar transaction.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01476%
Offering Note	(a) The securities covered by this registration statement may be sold or otherwise distributed separately, together or as units with other securities covered by this registration statement. (b) In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant hereby defers payment of the registration fee required in connection with this registration statement. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go" registration fees in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (c) An unspecified aggregate initial public offering price or number of the securities of each identified class is being registered as may from time to time be offered at unspecified prices by the registrant or by one or more selling security holders. Separate consideration may or may not be received for securities that are issuable upon conversion or exchange of other securities or that are issued in units with other securities registered hereunder. In addition, pursuant to Rule 416(a) under the Securities Act, this registration statement covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or other similar transaction.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01476%
Offering Note	(a) The securities covered by this registration statement may be sold or otherwise distributed separately, together or as units with other securities covered by this registration statement. (b) In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant hereby defers payment of the registration fee required in connection with this registration statement. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go" registration fees in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. (c) An unspecified aggregate initial public offering price or number of the securities of each identified class is being registered as may from time to time be offered at unspecified prices by the registrant or by one or more selling security holders. Separate consideration may or may not be received for securities that are issuable upon conversion or exchange of other securities or that are issued in units with other securities registered hereunder. In addition, pursuant to Rule 416(a) under the Securities Act, this registration statement covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or other similar transaction.